Annual Operating Expenses {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 2-70 - Franklin U.S. Government Securities VIP Fund - Class 2	May 01, 2021
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual Fund operating expenses	0.78%